UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880


13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 222-4000


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Westport, Connecticut            August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:  $ 347,125
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number               Name

1.       028-10545                          Addison Clark Fund, L.P.
2.       028-10547                          Addison Clark Offshore Fund, Ltd.

----     -------------------                ------------------------------

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                                                    FORM 13F INFORMATION TABLE

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COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                       VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE    SHARED   NONE

AMYLIN PHARMACEUTICALS INC      COM            032346108  23,008      559,000  SH           SHARED      1, 2           559,000
APPLIED MATLS INC               COM            038222105   8,544      430,000        PUT    SHARED      1, 2           430,000
AWARE INC MASS                  COM            05453N100   3,245      601,000  SH           SHARED      1, 2           601,000
BALLY TECHNOLOGIES INC          COM            05874B107  19,815      750,000  SH           SHARED      1, 2           750,000
BANKUNITED FINL CORP            CL A           06652B103     702       35,000        PUT    SHARED      1, 2            35,000
BLOCK H & R INC                 COM            093671105   3,506      150,000        CALL   SHARED      1, 2           150,000
CABOT CORP                      COM            127055101  10,728      225,000  SH           SHARED      1, 2           225,000
CAREER EDUCATION CORP           COM            141665109  11,245      333,000  SH           SHARED      1, 2           333,000
CHIPOTLE MEXICAN GRILL INC      CL A           169656105   4,264       50,000  SH           SHARED      1, 2            50,000
CISCO SYS INC                   COM            17275R102   2,785      100,000        PUT    SHARED      1, 2           100,000
COCA COLA CO                    COM            191216100   1,831       35,000        CALL   SHARED      1, 2            35,000
COMERICA INC                    COM            200340107   2,974       50,000        PUT    SHARED      1, 2            50,000
COMPTON PETE CORP               COM            204940100  16,418    1,650,000  SH           SHARED      1, 2         1,650,000
CRESUD S A C I F Y A            SPONSORED ADR  226406106   2,995      140,000  SH           SHARED      1, 2           140,000
DISCOVERY HOLDING CO            CL A COM       25468Y107   5,288      230,000  SH           SHARED      1, 2           230,000
EINSTEIN NOAH REST GROUP INC    COM            28257U104      35        2,100  SH           SHARED      1, 2             2,100
EL PASO CORP                    COM            28336L109  33,599    1,950,000  SH           SHARED      1, 2         1,950,000
ENTERTAINMENT DIST CO INC       COM            29382J105     726      364,600  SH           SHARED      1, 2           364,600
FULL HOUSE RESORTS INC          COM            359678109   2,679      714,500  SH           SHARED      1, 2           714,500
GENERAL MTRS CORP               COM            370442105   1,890       50,000        PUT    SHARED      1, 2            50,000
HEWLETT PACKARD CO              COM            428236103   4,814      107,900        PUT    SHARED      1, 2           107,900
HOSPIRA INC                     COM            441060100  18,739      480,000  SH           SHARED      1, 2           480,000
JANUS CAP GROUP INC             COM            47102X105  25,641      921,000  SH           SHARED      1, 2           921,000
JOHNSON & JOHNSON               COM            478160104   6,162      100,000        CALL   SHARED      1, 2           100,000
KBR INC                         COM            48242W106   4,197      160,000  SH           SHARED      1, 2           160,000
LIBERTY GLOBAL INC              COM SER A      530555101  28,112      685,000  SH           SHARED      1, 2           685,000
LIBERTY MEDIA HLDG CORP         INT COM SER A  53071M104  15,631      700,000  SH           SHARED      1, 2           700,000
LIBERTY MEDIA HLDG CORP         INT COM SER A  53071M104   6,699      300,000        CALL   SHARED      1, 2           300,000
MICROCHIP TECHNOLOGY INC        COM            595017104   3,704      100,000        PUT    SHARED      1, 2           100,000
NOVELLUS SYS INC                COM            670008101   3,688      130,000        PUT    SHARED      1, 2           130,000
ORBCOMM INC                     COM            68555P100   3,692      225,000  SH           SHARED      1, 2           225,000
NOVASTAR FINL INC               COM            669947400     244       35,000        PUT    SHARED      1, 2            35,000
QUALCOMM INC                    COM            747525103   4,339      100,000        CALL   SHARED      1, 2           100,000
QUEST DIAGNOSTICS INC           COM            74834L100   5,175      100,200  SH           SHARED      1, 2           100,200
SAIC INC                        COM            78390X101  11,124      615,600  SH           SHARED      1, 2           615,600
SIX FLAGS INC                   COM            83001P109     914      150,000  SH           SHARED      1, 2           150,000
SPRINT NEXTEL CORP              COM FON        852061100  10,355      500,000        CALL   SHARED      1, 2           500,000
TAKE-TWO INTERACTIVE SOFTWAR    COM            874054109     200       10,000        PUT    SHARED      1, 2            10,000
TEXAS INSTRS INC                COM            882508104  10,160      270,000        PUT    SHARED      1, 2           270,000
THORNBURG MTG INC               COM            885218107     785       30,000        PUT    SHARED      1, 2            30,000
TODCO                           COM            88889T107  17,468      370,000  SH           SHARED      1, 2           370,000
VARIAN SEMICONDUCTOR EQUIPMN    COM            922207105   4,006      100,000        PUT    SHARED      1, 2           100,000
WESTERN UN CO                   COM            959802109   2,916      140,000  SH           SHARED      1, 2           140,000
WESTERN UN CO                   COM            959802109   2,083      100,000        CALL   SHARED      1, 2           100,000


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